Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	inget_SupplementTextBlock

ING Equity Trust

ING Mid Cap Value Fund (“Fund”)

Supplement dated January 31, 2014

to the Fund’s Class I Prospectus dated September 30, 2013; and

to the Fund’s Class I Summary Prospectus dated September 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On November 21, 2013, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s sub-advisers adding LSV Asset Management (“LSV”) as an additional sub-adviser to the Fund along with a change to the Fund’s principal investment strategies. RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) and Wellington Management Company, LLP (“Wellington”) each currently manage a portion of the Fund’s assets. From the opening of business on January 24, 2014 through the close of business on February 9, 2014, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the Fund’s assets currently managed by RBC and Wellington and may hold a large portion of these assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Beginning on or about February 10, 2014, LSV, RBC GAM (US) and Wellington will be the Fund’s sub-advisers and will each manage a portion of the Fund’s assets. In conjunction with the change with respect to the Fund’s sub-advisers, Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani will be added as portfolio managers for the portion of the Fund’s assets allocated to LSV.

Effective on or about February 10, 2014, the Fund’s Prospectuses are hereby revised as follows:

1.             The subsection entitled “Fees and Expenses of the Fund — Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

On or about February 10, 2014, LSV Asset Management (“LSV”) will be added as an additional sub-adviser to the Fund.  RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) and Wellington Management Company, LLP (“Wellington”) each currently manage a portion of the Fund’s assets. From the opening of business on January 24, 2014 through the close of business on February 9, 2014, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the Fund’s assets currently managed by RBC and Wellington which will result in buy and sell transactions.  These transactions will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund. In addition, these transactions will result in transaction costs which will ultimately be borne by shareholders.

2.             The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. As of June 28, 2013, this range was approximately $527.9 million to $21.5 billion.

The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.

The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.

The Fund may also invest up to 20% of its net assets in real estate investment trusts (“REITs”).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

LSV Asset Management (“LSV”), RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), and Wellington Management Company, LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

LSV Asset Management

LSV’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of LSV’s quantitative model are:

•                  indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•                  indicators of past negative market sentiment, such as poor past stock price performance,

•                  indicators of recent momentum, such as high recent stock price performance, and

•                  control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid-cap companies.

RBC GAM (US)

RBC GAM (US) uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength, and low valuation.

Wellington Management

Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management’s investment approach. Wellington Management’s determination of a stock’s value is based on three primary criteria: its issuer’s earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

ING Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	inget_SupplementTextBlock

ING Equity Trust

ING Mid Cap Value Fund (“Fund”)

Supplement dated January 31, 2014

to the Fund’s Class I Prospectus dated September 30, 2013; and

to the Fund’s Class I Summary Prospectus dated September 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On November 21, 2013, the Fund’s Board of Trustees (“Board”) approved a change with respect to the Fund’s sub-advisers adding LSV Asset Management (“LSV”) as an additional sub-adviser to the Fund along with a change to the Fund’s principal investment strategies. RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) and Wellington Management Company, LLP (“Wellington”) each currently manage a portion of the Fund’s assets. From the opening of business on January 24, 2014 through the close of business on February 9, 2014, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the Fund’s assets currently managed by RBC and Wellington and may hold a large portion of these assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Beginning on or about February 10, 2014, LSV, RBC GAM (US) and Wellington will be the Fund’s sub-advisers and will each manage a portion of the Fund’s assets. In conjunction with the change with respect to the Fund’s sub-advisers, Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani will be added as portfolio managers for the portion of the Fund’s assets allocated to LSV.

Effective on or about February 10, 2014, the Fund’s Prospectuses are hereby revised as follows:

1.             The subsection entitled “Fees and Expenses of the Fund — Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

On or about February 10, 2014, LSV Asset Management (“LSV”) will be added as an additional sub-adviser to the Fund.  RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) and Wellington Management Company, LLP (“Wellington”) each currently manage a portion of the Fund’s assets. From the opening of business on January 24, 2014 through the close of business on February 9, 2014, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the Fund’s assets currently managed by RBC and Wellington which will result in buy and sell transactions.  These transactions will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund. In addition, these transactions will result in transaction costs which will ultimately be borne by shareholders.

2.             The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. As of June 28, 2013, this range was approximately $527.9 million to $21.5 billion.

The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.

The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.

The Fund may also invest up to 20% of its net assets in real estate investment trusts (“REITs”).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

LSV Asset Management (“LSV”), RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), and Wellington Management Company, LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

LSV Asset Management

LSV’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of LSV’s quantitative model are:

•                  indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•                  indicators of past negative market sentiment, such as poor past stock price performance,

•                  indicators of recent momentum, such as high recent stock price performance, and

•                  control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid-cap companies.

RBC GAM (US)

RBC GAM (US) uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength, and low valuation.

Wellington Management

Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management’s investment approach. Wellington Management’s determination of a stock’s value is based on three primary criteria: its issuer’s earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

On or about February 10, 2014, LSV Asset Management (“LSV”) will be added as an additional sub-adviser to the Fund.  RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) and Wellington Management Company, LLP (“Wellington”) each currently manage a portion of the Fund’s assets. From the opening of business on January 24, 2014 through the close of business on February 9, 2014, the Fund will be in a “transition period” during which time a transition manager will sell a portion of the Fund’s assets currently managed by RBC and Wellington which will result in buy and sell transactions.  These transactions will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund. In addition, these transactions will result in transaction costs which will ultimately be borne by shareholders.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. As of June 28, 2013, this range was approximately $527.9 million to $21.5 billion.

The Fund focuses on securities that the sub-advisers believe are undervalued in the marketplace.

The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets.

The Fund may also invest up to 20% of its net assets in real estate investment trusts (“REITs”).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

LSV Asset Management (“LSV”), RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), and Wellington Management Company, LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

LSV Asset Management

LSV’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of LSV’s quantitative model are:

•                  indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•                  indicators of past negative market sentiment, such as poor past stock price performance,

•                  indicators of recent momentum, such as high recent stock price performance, and

•                  control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid-cap companies.

RBC GAM (US)

RBC GAM (US) uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength, and low valuation.

Wellington Management

Wellington Management employs a contrarian approach to stock selection. The approach demands an emphasis on extensive research to identify stocks of companies that Wellington Management believes possess fundamentals that are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the Wellington Management’s investment approach. Wellington Management’s determination of a stock’s value is based on three primary criteria: its issuer’s earnings power, growth potential, and price-to-earnings ratio. Wellington Management then selects the stocks whose issuers, in its opinion, have the most compelling blend of attractive valuation, a strong management team, and strong industry position.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.